Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Tax Expenses Benefit

	2012		2013		2014
	(In millions of Korean Won)
Loss before income taxes
Domestic	~~W~~	(16,761)	~~W~~	(13,403)	~~W~~	(9,415)
Foreign		(862)		(1,222)		(1,437)

		(17,623)		(14,625)		(10,852)

Current income taxes
Domestic		3,715		2,634		1,473
Foreign		4		—		—

		3,719		2,634		1,473

Deferred income taxes (benefit)
Domestic		(1,135)		2,474		8,674
Foreign		—		—		—

		(1,135)		2,474		8,674

Total income tax expenses	~~W~~	2,584	~~W~~	5,108	~~W~~	10,147

Deferred Income Tax Assets and Deferred Income Tax Liabilities

	2013		2014
	(In millions of Korean Won)
Deferred tax assets
Accrued expense	~~W~~	294	~~W~~	269
Allowance for doubtful		1,148		1,201
Investments in subsidiaries and equity method investees		232		231
Depreciation and amortization		743		269
Deferred revenue		934		578
Provisions for severance benefits		15		—
Net operation loss carryforwards		7,085		10,882
Foreign tax credit carryforwards		19,441		13,901
Tax credit carryforwards for research and human resource development		3,027		3,507
Tax credit carryforwards for social insurance for employment increase		78		70
Others		106		105

Total deferred tax assets		33,103		31,013
Less valuation allowance		(24,352)		(30,902)

	~~W~~	8,751	~~W~~	111

Deferred tax liabilities
Accrued income	~~W~~	80	~~W~~	34
Investments in subsidiaries and equity method investees		65		77

Total deferred tax liabilities		145		111
Net deferred tax assets	~~W~~	8,606	~~W~~	—

Reported as
Current portion of deferred income tax assets	~~W~~	1,433	~~W~~	—
Non-current deferred income tax assets	~~W~~	7,173	~~W~~	—

Reconciliation of Income Tax Expense (Benefit)

	2012		2013		2014
	(In millions of Korean Won)
Tax expense at Korean statutory tax rate (22%)	~~W~~	(3,877)	~~W~~	(3,217)	~~W~~	(2,387)
Foreign tax credit and foreign tax deduction		(387)		14		1,069
Tax credit carryforwards for research and human resource development		(997)		(1,104)		(756)
Tax credit carryforwards for social insurance for employment increase		—		(78)		—
Foreign tax differential		(350)		(156)		(259)
Income not asssessable for tax purpose		—		—		(26)
Expense not deductible for tax purpose		923		38		351
Change in formula of surtax on income tax		—		—		2,049
Change in valuation allowances		5,181		4,640		6,550
Tax effect from consolidation of subsidiaries		(2,424)		(462)		3
Loss of control in subsidiaries		258		—		—
Effect of change in foreign currency exchange rate		266		79		(110)
Expiration of unused foreign tax credit and unused net operating loss carryforwards		4,054		5,332		4,090
Others		(63)		22		(427)

Total income tax expense	~~W~~	2,584	~~W~~	5,108	~~W~~	10,147

Allowances for Deferred Income Tax Assets

	Balance at Beginning of Year		Decrease		Increase		Balance at End of Year
	(In millions of Korean Won)
2012
Valuation allowance	~~W~~	14,531	~~W~~	—	~~W~~	5,181	~~W~~	19,712
2013
Valuation allowance		19,712		—		4,640		24,352
2014
Valuation allowance		24,352		—		6,550		30,902